CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Operating revenues
Direct financing lease interest income - related parties	$ 28,489	$ 29,954	$ 59,214
Direct financing lease interest income - other	3,018	3,299	6,501
Finance lease service revenues - related parties	26,650	33,124	64,766
Finance lease service revenues - other	825	0	0
Profit sharing revenues - related parties	100	29,917	52,176
Time charter revenues - related parties	1,935	0	0
Time charter revenues - other	38,937	28,072	60,258
Bareboat charter revenues - related parties	9,103	10,272	20,701
Bareboat charter revenues - other	21,177	32,685	54,212
Other operating income	844	426	1,864
Total operating revenues	131,078	167,749	319,692
Gain on sale of assets and termination of charters	18,025	23,926	47,386
Operating expenses
Ship operating expenses - related parties	27,869	33,844	66,455
Ship operating expenses - other	19,360	10,962	28,459
Depreciation	28,337	27,794	55,602
Administrative expenses - related parties	233	235	471
Administrative expenses - other	3,678	4,233	8,471
Total operating expenses	79,477	77,068	159,458
Net operating income	69,626	114,607	207,620
Non-operating income / (expense)
Interest income - related parties, associated companies	9,788	9,788	19,575
Interest income - other	5,012	3,271	7,599
Interest expense - other	(44,184)	(47,400)	(94,851)
Gain/(loss) on repurchase of bonds	(1,109)	129	(122)
Long-term investment impairment charge	0	(3,353)	(3,353)
Other financial items, net	2,779	476	5,876
Net income before equity in earnings of associated companies	41,912	77,518	142,344
Equity in earnings of associated companies	15,530	22,660	43,492
Net income	$ 57,442	$ 100,178	$ 185,836
Per share information:
Basic earnings per share (in dollars per share)	$ 0.67	$ 1.27	$ 2.31
Diluted earnings per share (in dollars per share)	$ 0.60	$ 1.22	$ 2.22